Income Taxes - Effective Income Tax Rate Reconciliation (FY) (Details) - USD ($)	4 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Federal income tax (benefit) at statutory rate	$ (926,700)		$ (619,672)	$ (592,708)
State income tax (benefit), net of Federal	(441,286)		(295,082)	(191,758)
Permanent differences - change in value of derivative liability and other	1,314,116		619,000
Effect of change in Federal statutory rate	0		230,616	0
Changes in valuation allowance	53,870		65,138	784,466
Total	$ 0	$ 0	$ 0	$ 0